RESERVE AND DISTRIBUTION OF PROFIT (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Reserve And Distribution Of Profit 1	10.00%
Reserve And Distribution Of Profit 2	50.00%
Reserve And Distribution Of Profit 3	$ 15